SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015
Computers and software [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property Plant And Equipment Straight Line Depreciation Percentage	33.00%
Electronic equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property Plant And Equipment Straight Line Depreciation Percentage	15.00%
Office furniture and equipment [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property Plant And Equipment Straight Line Depreciation Percentage	6.00%
Leasehold Improvements [Member]
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	The shorter of term of the leaseor the useful life of the asset